CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CAD ($)
Mineral exploration expenses
Mineral exploration expenses		$ 2,276,286		$ 1,742,813		$ 1,157,878
Reimbursements from optionees		(1,189,652)		(780,195)		(581,875)
Operating expense		(1,086,634)		(962,618)		(576,003)
General administrative expenses
Bank charges		4,661		3,875		13,136
Consulting		143,332		124,520		266,573
Depreciation		0		2,589		5,176
Investor relations		132,189		292,430		191,544
Listing and filing fees		8,791		10,485		12,035
Office and administrative fees		28,686		29,070		44,867
Professional fees		231,065		203,662		202,484
Rent		9,000		9,000		7,308
Share-based payment		141,124		110,564		270,698
Telephone		0		37		37
Transfer agent fees		9,670		10,581		8,432
Travel		46,928		66,882		61,023
General and administrative expense		(755,446)		(863,695)		(1,083,313)
Other items
Foreign exchange gain/(loss)		(485)		(11,494)		20,536
Interest income		1,181		2,068		3,056
(Loss) on disposal of equipment		0		(2,105)		0
Other income		6,014		2,837		2,308
Write down of due from optionee		0		(1)		(238,705)
Write-down of exploration and evaluation assets		0		(71,289)		0
Write-down of exploration and evaluation assets		(49,962)		0		0
Other expense, by function		(43,252)		(79,984)		(212,805)
Net loss for the year		(1,885,332)		(1,906,297)		(1,872,121)
Exchange difference arising on the translation of foreign subsidiaries		(16,548)		26,776		(28,208)
Comprehensive loss for the year		$ (1,901,880)		$ (1,879,521)		$ (1,900,329)
Basic and diluted loss per share | $ / shares	$ (0.02)		$ (0.02)		$ (0.03)